Consolidated Statements of Shareholders' (Deficit) Equity - USD ($) $ in Thousands		Number of ordinary shares	Series E-1 Preferred Shares	Additional paid-in capital	Subscription receivable	Accumulate Statutory reserves	Accumulated Other comprehensive loss	Accumulated deficit	Total Borqs Technologies,Inc. shareholders' equity	Noncontrolling interest	Total
Balance at Dec. 31, 2016				$ 1,178		$ 1,898	$ (2,626)	$ (54,706)	$ (54,256)	$ (1,095)	$ (55,351)
Balance, Shares at Dec. 31, 2016		4,224,725
Consolidated net loss								(12,569)	(12,569)	210	(12,569)
Foreign exchange difference							2,119		2,119	88	2,207
Issuance of ordinary shares				386					386		386
Issuance of ordinary shares, Shares		35,173
Issuance of Series E-1 Preferred Shares			2,708						2,708		2,708
Beneficiary conversion feature of Series E Preferred Shares				3,258					3,258		3,258
Reclassification of warrants upon the consummation of the Merger				1,544					1,544		1,544
Conversion of Convertible Redeemable Preferred Shares into ordinary shares upon the consummation of the Merger				78,860				(6,956)	71,904		71,904
Conversion of Convertible Redeemable Preferred Shares into ordinary shares upon the consummation of the Merger, Shares		16,622,491
Conversion of Series E-1 Preferred Shares into ordinary shares upon the consummation of the Merger			(2,708)	2,708
Conversion of Series E-1 Preferred Shares into ordinary shares upon the consummation of the Merger, Shares		558,725
Change in equity due to the Merger				26,818					26,818		26,818
Change in equity due to the Merger, Shares		9,363,521
Share-based compensation				5,890					5,890		14,667
Balance at Dec. 31, 2017				120,642		1,898	(507)	(74,231)	47,802	(797)	47,005
Balance, Shares at Dec. 31, 2017		30,804,635
Consolidated net loss								(71,764)	(71,764)	(235)	(71,764)
Appropriation of statutory reserves						199		(199)
Foreign exchange difference							(1,636)		(1,636)	(72)	(1,708)
Shareholders contribution				(808)					(808)	808
Issuance of ordinary shares				3,274					3,274		3,274
Issuance of ordinary shares, Shares		502,887
Repurchase of ordinary shares				(22)					(22)		(22)
Repurchase of ordinary shares, Shares		(4,172)
Share-based compensation				976					976		976
Balance at Dec. 31, 2018				124,062		2,097	(2,143)	(146,194)	(22,178)	(296)	(22,474)
Balance, Shares at Dec. 31, 2018		31,303,350
Consolidated net loss								(34,408)	(34,408)	(1,325)	(34,409)
Foreign exchange difference							437		437	(284)	153
Transactions related to equity interests in Yuantel	[1]			7,767			(198)		7,570	(2,489)	5,081
Effect of ASC 606 adoption								930	930		930
Issuance of ordinary shares	[2]	$ 8,539,908		28,179	(15,287)				12,892		12,892
Issuance of ordinary shares, Shares	[2]
Repurchase of ordinary shares	[3]	$ (966,136)		(10,048)					(10,048)		(10,048)
Repurchase of ordinary shares, Shares	[3]
Share-based compensation				495					495		495
Balance at Dec. 31, 2019		$ 38,877,122		$ 150,455	$ (15,287)	$ 2,097	$ (1,904)	$ (179,672)	$ (44,311)	$ (4,394)	$ (48,705)
Balance, Shares at Dec. 31, 2019

[1]	Refer to Note 1(c) for information regarding transactions related to equity interests in Yuantel.
[2]	Refer to Note 2(z) for information regarding subscription receivables.
[3]	Refer to Note 20(d) for information regarding repurchase of ordinary shares.